Deferred Revenue	12 Months Ended
Dec. 31, 2023
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 9 — DEFERRED REVENUE

The following table represents the changes in deferred revenue for the year ended December 31, 2023 and December 31, 2022:

Deferred Revenue (U.S. Dollars in thousands)
Balance at January 1, 2022	$662
Additions	102
Revenue recognized in the reported period	(184)
Balance at December 31, 2022 (*)	$580
Additions	176
Revenue recognized in the reported period -	(213)
Balance at December 31, 2023 (**)	$543

*	Includes $398 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2022.

**	Includes only short term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2023.